Note 8 - Convertible Notes Payable (Detail) (USD $)	3 Months Ended	9 Months Ended																									3 Months Ended	9 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		9 Months Ended	3 Months Ended		9 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011 Note Warrant [Member] November 29, 2011 Asher Note [Member]	Sep. 30, 2012 Note Warrant [Member] January 10, 2012 Asher Note [Member]	Sep. 30, 2012 Note Warrant [Member] February 28, 2012 Asher Note [Member]	Sep. 30, 2012 Note Warrant [Member] April 26, 2012 Asher Note [Member]	Sep. 30, 2012 Note Warrant [Member] June 21, 2012 Asher Note [Member]	Sep. 30, 2012 Note Warrant [Member] August 7, 2012 Asher Note [Member]	Sep. 30, 2012 Note Warrant [Member] August 27, 2012 Asher Note [Member]	Dec. 31, 2011 Beneficial Conversion Feature [Member] November 29, 2011 Asher Note [Member]	Sep. 30, 2012 Beneficial Conversion Feature [Member] January 10, 2012 Asher Note [Member]	Sep. 30, 2012 Beneficial Conversion Feature [Member] February 28, 2012 Asher Note [Member]	Sep. 30, 2012 Beneficial Conversion Feature [Member] April 26, 2012 Asher Note [Member]	Sep. 30, 2012 Beneficial Conversion Feature [Member] June 21, 2012 Asher Note [Member]	Sep. 30, 2012 Beneficial Conversion Feature [Member] August 7, 2012 Asher Note [Member]	Sep. 30, 2012 Beneficial Conversion Feature [Member] August 27, 2012 Asher Note [Member]	Dec. 31, 2011 Common Class A [Member] November 29, 2011 Asher Note [Member]	Sep. 30, 2012 Common Class A [Member] January 10, 2012 Asher Note [Member]	Sep. 30, 2012 Common Class A [Member] February 28, 2012 Asher Note [Member]	Sep. 30, 2012 Common Class A [Member] April 26, 2012 Asher Note [Member]	Sep. 30, 2012 Common Class A [Member] June 21, 2012 Asher Note [Member]	Sep. 30, 2012 Common Class A [Member] August 7, 2012 Asher Note [Member]	Sep. 30, 2012 Common Class A [Member] August 27, 2012 Asher Note [Member]	Dec. 27, 2012 Common Class A [Member]	Sep. 30, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Accrued Interest and Interest on BCF [Member]	Sep. 30, 2012 Accrued Interest and Interest on BCF [Member]	Sep. 30, 2012 November 29, 2011 Asher Note [Member]	Sep. 30, 2011 November 29, 2011 Asher Note [Member]	Jun. 30, 2012 November 29, 2011 Asher Note [Member]	Dec. 31, 2011 November 29, 2011 Asher Note [Member]	Sep. 30, 2012 January 10, 2012 Asher Note [Member]	Sep. 30, 2011 January 10, 2012 Asher Note [Member]	Sep. 30, 2012 January 10, 2012 Asher Note [Member]	Sep. 30, 2012 February 28, 2012 Asher Note [Member]	Sep. 30, 2011 February 28, 2012 Asher Note [Member]	Sep. 30, 2012 February 28, 2012 Asher Note [Member]	Sep. 30, 2012 April 26, 2012 Asher Note [Member]	Sep. 30, 2011 April 26, 2012 Asher Note [Member]	Sep. 30, 2012 June 21, 2012 Asher Note [Member]	Sep. 30, 2011 June 21, 2012 Asher Note [Member]	Sep. 30, 2012 August 7, 2012 Asher Note [Member]	Sep. 30, 2011 August 7, 2012 Asher Note [Member]	Sep. 30, 2012 August 27, 2012 Asher Note [Member]	Sep. 30, 2011 August 27, 2012 Asher Note [Member]
Debt Instrument, Face Amount																																$ 42,500	$ 32,500		$ 32,500	$ 32,500		$ 32,500	$ 47,500		$ 32,500		$ 32,500		$ 32,500
Debt Instrument, Interest Rate, Stated Percentage																																8.00%	8.00%		8.00%	8.00%		8.00%	8.00%		8.00%		8.00%		8.00%
Common Stock, Par or Stated Value Per Share (in Dollars per share)																	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Debt Instrument, Convertible, Conversion Price (in Dollars per share)								$ 0.01																								$ 0.03	$ 0.03		$ 0.03	$ 0.03		$ 0.03	$ 0.01		$ 0.01				$ 0.01
Debt Instrument, Unamortized Discount			14,986	11,691	11,708	42,582	30,631	6,609	6,670	27,514	20,809	20,792	4,918	1,869	25,891	25,830													(9,982)				(10,640.57)		(10,640.57)	(10,362)		(10,362)	20,771		14,211		26,000		28,496
Interest Expense	31,308	115,791																									50,595	109,501	0	0			2,891	0		14,601	0		15,663	0	10,717	0	6,500	0	4,004	0
Amortization of Debt Discount (Premium)																															$ 9,982				$ 10,641			$ 10,362